Offerings - Offering: 1	Oct. 19, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.001
Amount Registered | shares	14,934,045
Proposed Maximum Offering Price per Unit	2.73
Maximum Aggregate Offering Price	$ 40,769,942.85
Fee Rate	0.0087%
Amount of Registration Fee	$ 3,546.99
Offering Note	Represents the shares of Class A common stock, $0.001 par value per share (the "Common Stock"), of AIAI Holdings Corporation (the "Registrant") that will be offered for resale by the selling stockholders pursuant to this registration statement on Form S-1 (this "Registration Statement") to which this exhibit is attached. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the shares of Common Stock being registered hereunder include such indeterminate number of additional shares of Common Stock as may be issuable as a result of stock splits, stock dividends, or similar transactions with respect to the shares being registered hereunder. Consists of (a) up to 14,125,485 shares of Common Stock that may be issued by the Registrant to B. Riley Principal Capital II, LLC ("B. Riley Principal Capital II") pursuant to a Common Stock Purchase Agreement, dated as of September 18, 2026 (the "Purchase Agreement"), that the Registrant entered into with B. Riley Principal Capital II, which represents (i) up to 13,942,558 shares of Common Stock that the Registrant may, in its sole discretion, elect to sell to B. Riley Principal Capital II, from time to time after the date of effectiveness of this Registration Statement, pursuant to the Purchase Agreement and (ii) 182,927 shares of Common Stock the Registrant issued to B. Riley Principal Capital II upon execution of the Purchase Agreement as consideration for B. Riley Principal Capital II's commitment to purchase shares of Common Stock pursuant to the Purchase Agreement, and (b) 808,560 shares of Common Stock that were previously issued to Dawson James Securities, Inc. ("Dawson James") pursuant to a letter agreement, dated November 12, 2025, by and between the Registrant, Dawson James, and RBW Capital Partners LLC in connection with the Registrant's direct listing on The Nasdaq Global Market ("Nasdaq") on May 14, 2026. These estimates are made pursuant to Rule 457(c) of the Securities Act solely for purposes of calculating the registration fee. The price per share and aggregate offering price are based upon the average of the high and low prices of the Registrant's Common Stock on October 16, 2026, as reported on Nasdaq.